CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
License revenues	$ 1,180	$ 22,917	$ 4,610
Product sales, net	0	6,023	190
Total revenues	1,180	28,940	4,800
COST OF REVENUES	(230)	(9,263)	(3,692)
GROSS PROFIT	950	19,677	1,108
RESEARCH AND DEVELOPMENT EXPENSES	(8,093)	(9,149)	(12,519)
SALES AND MARKETING EXPENSES	0	(23,605)	(25,270)
GENERAL AND ADMINISTRATIVE EXPENSES	(3,144)	(6,321)	(6,310)
IMPAIRMENT OF INTANGIBLE ASSETS	0	(1,010)	(6,703)
OPERATING LOSS	(10,287)	(20,408)	(49,694)
NON-OPERATING INCOME (EXPENSES), NET	8,077	18,435	(10,819)
FINANCIAL INCOME	1,464	1,871	2,068
FINANCIAL EXPENSES	(1,280)	(9,119)	(2,169)
LOSS AND COMPREHENSIVE LOSS	(2,026)	(9,221)	(60,614)
ATTRIBUTION OF LOSS AND COMPREHENSIVE LOSS
To owners of the Company	(1,175)	(9,221)	(60,614)
To non-controlling interests	(851)	0	0
Total comprehensive income	$ (2,026)	$ (9,221)	$ (60,614)
LOSS PER ORDINARY SHARE – BASIC ATTRIBUTABLE TO OWNERS OF THE COMPANY	$ (0)	$ (0.01)	$ (0.06)
LOSS PER ORDINARY SHARE – DILUTED ATTRIBUTABLE TO OWNERS OF THE COMPANY	$ (0)	$ (0.01)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF BASIC LOSS PER ORDINARY SHARE	2,465,272,604	1,198,107,761	963,365,525
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF DILUTED LOSS PER ORDINARY SHARE	2,465,272,604	1,198,107,761	963,365,525